Other operating income (Tables)	3 Months Ended
Apr. 30, 2018
Analysis of income and expense [abstract]
Other operating income

	Three months ended April 30, 2018	Three months ended April 30, 2017
Analysis of other operating income by category	£000s	£000s
Income recognized in respect of BARDA	3,283	—
Grant income	103	—
Research and development credit	65	—
Other income	4	—
	3,455	—